Cover	Jun. 01, 2022
Document Type	8-K/A
Amendment Flag	true
Amendment Description	CareCloud, Inc. (the “Company”) is filing this Amendment No. 1 on Form 8-K/A (this “Amendment”) to amend the Current Reports on Form 8-K, originally filed by the Company with the Securities and Exchange Commission (“SEC”) on June 2, 2022 and June 9, 2022 (the “Original Reports”). The Original Reports were filed, among other things, to report the results of the matters submitted to a vote by the Company’s stockholders at the Company’s 2022 Annual Meeting of Stockholders held on June 1, 2022 (“Annual Meeting”) and to report the filing of certain amendments to the Company’s organizational documents with the Secretary of State of the State of Delaware (the “Delaware Secretary of State”). This Amendment amends the Original Reports solely to correct the disclosure regarding the previously reported results with respect to the Charter Proposal (as defined below) and to disclose that certain amendments to the Company’s organizational documents have been retracted and new amendments to the Company’s organizational documents have been filed.
Document Period End Date	Jun. 01, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-36529
Entity Registrant Name	CARECLOUD, INC
Entity Central Index Key	0001582982
Entity Tax Identification Number	22-3832302
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7 Clyde Road
Entity Address, City or Town	Somerset
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08873
City Area Code	732
Local Phone Number	873-5133
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable
Common Stock, par value $0.001 per share
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	MTBC
Security Exchange Name	NASDAQ
11% Series A Cumulative Redeemable Perpetual Preferred Stock, par value $0.001 per share
Title of 12(b) Security	11% Series A Cumulative Redeemable Perpetual Preferred Stock, par value $0.001 per share
Trading Symbol	MTBCP
Security Exchange Name	NASDAQ
8.75% Series B Cumulative Redeemable Perpetual Preferred Stock, par value $0.001 per share
Title of 12(b) Security	8.75% Series B Cumulative Redeemable Perpetual Preferred Stock, par value $0.001 per share
Trading Symbol	MTBCO
Security Exchange Name	NASDAQ